Cost of Revenue	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Cost of Revenue
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COST OF REVENUE
Cost of revenue consists of the following:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Commission to car dealerships	178,155,199	203,845,998	158,100,562	22,709,725
Staff cost	51,609,219	59,630,520	72,999,170	10,485,675
Staff incentive	64,820,841	71,538,976	98,173,090	14,101,682
Leasing interest	—	21,223,412	116,965,519	16,801,046
Others	91,468,663	73,820,131	93,029,076	13,362,790

	386,053,922	430,059,037	539,267,417	77,460,918